Commitments and Contingencies:	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure
Commitments and Contingencies:
8. Commitments and Contingencies:
(a) Long-term time charters:
As at December 31, 2013, the Partnership has entered into time charter arrangements on all of its vessels. The minimum contractual charter revenues, based on these non-cancelable long-term time charter contracts as of December 31, 2013, gross of brokerage commissions, without taking into consideration any assumed off-hire, are as analyzed below:
Year ending December 31,	Amount
2014	85,775
2015	85,775
2016	78,522
2017	31,524
2018 and thereafter	-
$ 281,596

(b) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Partnership is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.
(c) Technical and Commercial Management Agreement: As further disclosed in Note 3 the Partnership has contracted the commercial, administrative and technical management of its' vessels to Dynagas Ltd. For the commercial services provided under this agreement the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $3,520. For administrative and technical management fees the Partnership pays a daily management fee of $2.5 per vessel (Note 3(a)). Such management fees for the period from January 1, 2014 to the expiration of the agreements on December 31, 2020, adjusted for 3% inflation as per agreement, are estimated to be $21,623 and are analyzed as follows:
Year ending December 31,	Amount
2014	$ 2,820
2015	2,904
2016	3,000
2017	3,081
2018	3,173
2019 and on	6,645
$ 21,623

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